Average Annual Total Returns - Great-West Government Money Market Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional Inception Date	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception
Total	0.42%	1.05%		1.00%	Oct. 05, 2015	0.29%	0.77%	0.38%